UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

					   Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
						------------------

Check here if Amendment [  ]; Amendment Number:
						  -----

This Amendment (Check only one.): [  ]  is a restatement.
 [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Advance Capital Management, Inc.
        ---------------------------------
Address: One Towne Square, Suite 444
        ---------------------------------
         Southfield, MI  48076
        ---------------------------------

Form 13F File Number:   28 - 6474
		            ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Cappelli
        ------------------------------
Title:   Vice President
	------------------------------
Phone:   (248) 350-8543
	------------------------------

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli      Southfield, MI             October 24, 2001
-----------------------    -------------------------   -----------------
[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of his reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         	Name
          28-115		    T. Rowe Price & Assoc.
     ---------------------        ---------------------------
     [Repeat as necessary.]



Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
					 ---------------
Form 13F Information Table Entry Total:         91
					 ---------------
Form 13F Information Table Value Total:   $   53,558
					 ---------------
					   (thousands)

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number       Name

   28-
             --------------------       -----------------------
    [Repeat as necessary.]













                                                         SUMMARY TABLE
                                                         SEPT 30, 2001


                                     TITLE OF                VALUE      SHRS/PRN            PUT/ INVESTMT       VTING ATHORTY
       NAME OF ISSUER                CLASS    CUSIP       IN $1,000'S      AMT     SH/PRN   CALL DSCRETN   MGRS       SOLE
A      AGILENT                       COM      00846U101             64     3,280  SH             SOLE                 3,280
AA     ALCOA                         COM      013817101             25       800  SH             SOLE                   800
ABT    ABBOTT LABORATORIES           COM      002824100            591    11,400  SH             SOLE                11,400
ADBE   ADOBE                         COM      00724F101            189     7,900  SH             SOLE                 7,900
AHP    AMERICAN HOME PRODUCTS        COM      026609107            687    11,800  SH             SOLE                11,800
AIG    AMERICAN INTERNATIONAL GROUP  COM      026874107          1,413    18,120  SH             SOLE                18,120
ALTR   ALTERA                        COM      9734406               82     5,000  SH             SOLE                 5,000
AMAT   APPLIED MATERIALS             COM      038222105            512    18,000  SH             SOLE                18,000
AMGN   AMGEN                         COM      031162100          1,357    23,100  SH             SOLE                23,100
AOL    AMERICA ON-LINE               COM      02364J104          1,339    40,450  SH             SOLE                40,450
BA     BOEING                        COM      097023105            248     7,400  SH             SOLE                 7,400
BAC    BANKAMERICA                   COM      06605F102            952    16,300  SH             SOLE                16,300
BGEN   BIOGEN                        COM      090597105            239     4,300  SH             SOLE                 4,300
BK     BANK OF NEW YORK              COM      064057102             35     1,000  SH             SOLE                 1,000
BLS    BELLSOUTH                     COM      079860102            619    14,900  SH             SOLE                14,900
BMET   BIOMET                        COM      090613100            176     6,000  SH             SOLE                 6,000
BMY    BRISTOL-MYERS SQUIBB          COM      110122108            911    16,400  SH             SOLE                16,400
BUD    ANHEUSER BUSCH                COM      035229103             34       800  SH             SOLE                   800
C      CITIGROUP                     COM      172967101          1,690    41,730  SH             SOLE                41,730
CAH    CARDINAL HEALTHCARE           COM      14149Y108            108     1,465  SH             SOLE                 1,465
CAT    CATERPILLAR                   COM      149123101             22       500  SH             SOLE                   500
CHKP   CHECKPOINT SOFTWARE           COM      010102642             66     3,000  SH             SOLE                 3,000
CMCSK  COMCAST                       COM      200300200            743    20,700  SH             SOLE                20,700
CMVT   CONVERSE TECHNOLOGY           COM      205862402             76     3,700  SH             SOLE                 3,700
COST   COSTCO                        COM      22160Q102             28       800  SH             SOLE                   800
CPWR   COMPUWARE                     COM      205638109              3       400  SH             SOLE                   400
CSCO   CISCO SYSTEMS                 COM      17275R102          1,566   128,580  SH             SOLE               128,580
CTXS   CITRIX SYSTEMS                COM      177376100            143     7,200  SH             SOLE                 7,200
DD     DU PONT (E.I.) DE NEMOURS     COM      263534109            345     9,200  SH             SOLE                 9,200
DELL   DELL COMPUTER                 COM      247025109            858    46,300  SH             SOLE                46,300
DIS    DISNEY (WALT) CO.             COM      254687106            327    17,550  SH             SOLE                17,550
DOW    DOW CHEMICAL                  COM      260543103             39     1,200  SH             SOLE                 1,200
DUK    DUKE POWER                    COM      264399106             28       731  SH             SOLE                   731
EMC    EMC CORP                      COM      268648102            217    18,500  SH             SOLE                18,500
F      FORD MOTOR COMPANY            COM      345370100            391    22,549  SH             SOLE                22,549
FNM    FEDERAL NATIONAL MTGE ASSOC.  COM      313586109            745     9,300  SH             SOLE                 9,300
GCI    GANNETT                       COM      364730101             24       400  SH             SOLE                   400
GE     GENERAL ELECTRIC              COM      369604103          2,952    79,360  SH             SOLE                79,360
GENZ   GENZYME                       COM      372917104            250     5,500  SH             SOLE                 5,500
GM     GENERAL MOTORS                COM      370442105             23       527  SH             SOLE                   527
GMH    HUGHES                        COM      370442832              3       198  SH             SOLE                   198
GX     GLOBAL CROSSING               COM      3921A1009             28    15,700  SH             SOLE                15,700
HD     HOME DEPOT                    COM      437076102            865    22,550  SH             SOLE                22,550
HWP    HEWLETT-PACKARD               COM      428236103            294    18,300  SH             SOLE                18,300
IBM    INTL BUS MACHINES             COM      459200101          1,338    14,500  SH             SOLE                14,500
INTC   INTEL                         COM      458140100          2,439   119,600  SH             SOLE               119,600
IP     INT'L PAPER                   COM      460146103             10       300  SH             SOLE                   300
ITWO   I2 TECHNOLOGY                 COM      465754109              9     4,900  SH             SOLE                 4,900
JDSU   JDS UNIPHASE                  COM      466125101            293    46,400  SH             SOLE                46,400
JNJ    JOHNSON & JOHNSON             COM      478160104          1,307    23,600  SH             SOLE                23,600
JPM    J. P. MORGAN                  COM      616880100             32       925  SH             SOLE                   925
JWN    NORDSTROMS                    COM      655664100             12       860  SH             SOLE                   860
KO     COCA-COLA COMPANY             COM      191216100            918    19,600  SH             SOLE                19,600
LLTC   LINEAR TECHNOLOGY             COM      535678106            420    12,800  SH             SOLE                12,800
LLY    LILLY (ELI) & CO.             COM      532457108            767     9,500  SH             SOLE                 9,500
LU     LUCENT TECHNOLOGIES           COM      549463107             10     1,700  SH             SOLE                 1,700
MCD    MCDONALDS                     COM      580135101            350    12,900  SH             SOLE                12,900
MDT    MEDTRONIC                     COM      585055106            561    12,900  SH             SOLE                12,900
MEDI   MEDIMMUNE                     COM      584699102            278     7,800  SH             SOLE                 7,800
MOT    MOTOROLA                      COM      620076109             26     1,650  SH             SOLE                 1,650
MRK    MERCK                         COM      589331107          1,212    18,200  SH             SOLE                18,200
MSFT   MICROSOFT                     COM      594918104          4,953    96,800  SH             SOLE                96,800
MWD    MORGAN STANLEY DEAN WITTER    COM      617446448            436     9,400  SH             SOLE                 9,400
MXIM   MAXIM INTEGRATED              COM      57772K101            493    14,100  SH             SOLE                14,100
NTAP   NETWORK APPLIANCE             COM      64102L104             41     6,000  SH             SOLE                 6,000
ONE    BANK ONE                      COM      06423A103             13       405  SH             SOLE                   405
ORCL   ORACLE SYSTEMS                COM      68389X105          1,360   108,100  SH             SOLE               108,100
PEOP   PEOPLE PC                     COM      709776108              0     1,900  SH             SOLE                 1,900
PFE    PFIZER                        COM      717081103          2,036    50,775  SH             SOLE                50,775
PG     PROCTOR & GAMBLE              COM      742718109            866    11,900  SH             SOLE                11,900
Q      QWEST                         COM      749121109             13       800  SH             SOLE                   800
QCOM   QUALCOMM                      COM      747525103          1,443    30,350  SH             SOLE                30,350
RD     ROYAL DUTCH PETROLEUM - ADR   COM      780257804            864    17,200  SH             SOLE                17,200
SBC    SBC COMMUNICATIONS            COM      78387G103          1,185    25,149  SH             SOLE                25,149
SCH    SCHWAB                        COM      808513105            158    13,700  SH             SOLE                13,700
SEBL   SEIBEL SYSTEMS                COM      826170102            209    16,100  SH             SOLE                16,100
SGP    SCHERING-PLOUGH               COM      806605101            475    12,800  SH             SOLE                12,800
STT    STATE STREET BOSTON           COM      857477103             80     1,760  SH             SOLE                 1,760
SUNW   SUN MICROSYSTEMS              COM      866810104            506    61,200  SH             SOLE                61,200
T      AMERICAN TEL & TEL            COM      001957109            591    30,610  SH             SOLE                30,610
TXN    TEXAS INSTRUMENTS             COM      882508104            415    16,600  SH             SOLE                16,600
TYC    TYCO INTL                     COM      92857W100            623    13,700  SH             SOLE                13,700
VOD    VODAFONE                      COM      92857T107             19       875  SH             SOLE                   875
VRTS   VERITAS SOFTWARE              COM      923436109            242    13,125  SH             SOLE                13,125
VZ     VERIZON                       COM      92343V104          1,150    21,246  SH             SOLE                21,246
WCOM   MCI WORLDCOM                  COM      55268B106             33     2,184  SH             SOLE                 2,184
WEC    WISCONSIN ENERGY CORP         COM      976657106             12       268  SH             SOLE                   268
WFC    WELLS FARGO                   COM      949746101            698    15,700  SH             SOLE                15,700
WMT    WAL-MART STORES               COM      931142103          1,836    37,100  SH             SOLE                37,100
XLNX   XILINX                        COM      983919101            308    13,100  SH             SOLE                13,100
XOM    EXXON MOBIL                   COM      30231G102          1,210    30,701  SH             SOLE                30,701

       TOTAL                                                    53,558



       * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES
	 IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED
	 THESE SECURITIES ON OUR BEHALF ON THEIR FORM 13F REPORT